UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-7762

First Eagle Funds
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, NY			10105
(Address of principal executive offices)			(Zip code)

Suzan Afifi First Eagle Funds 1345 Avenue of the Americas New York, NY 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-212-632-2700

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.                                 Reports to Stockholders.

Semi-Annual Report

April 30, 2016

Absolute Return Fund

Advised by First Eagle Investment Management, LLC

Forward-Looking Statement Disclosure

One of our most important responsibilities as mutual fund managers is to communicate with shareholders in an open and direct manner. Some of our comments in our letters to shareholders are based on current management expectations and are considered "forward-looking statements". Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as "may", "will", "believe", "attempt", "seem", "think", "ought", "try" and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

First Eagle Funds : Absolute Return Fund | Semi-Annual Report | April 30, 2016

Table of Contents

Letter from the President	4
Management's Discussion of Fund Performance	6
Performance Chart	7
Fund Overview	10
Schedule of Investments	12
Statement of Assets and Liabilities	16
Statement of Operations	18
Statements of Changes in Net Assets	19
Financial Highlights	20
Notes to Financial Statements	22
Fund Expenses	40
General Information	44

First Eagle Funds : Absolute Return Fund | Semi-Annual Report | April 30, 2016

Letter from the President

John P. Arnhold

Dear Fellow Shareholders,

The half year from October 31 to April 30 was a turbulent period in world markets. Prices of equities, commodities and high-yield bonds all fell sharply from late December through February 11, only to recover in whole or in part by April 30. The S&P 500 Index was down -11.43% as of February 11 but ended the period with a gain of 0.43%. The MSCI World and EAFE indices were off -13.51% and -15.29% on February 11 but recovered to finish down -1.05% and -3.07%, respectively. The price of WTI crude oil dropped from $46.59 a barrel on October 30, bottomed at $26.21 a barrel on February 11, and climbed back to $45.92 on April 30. Starting October 30, the Barclays US High Yield Corporate Index returned -9.60% through February 11 and 2.37% through April 30. Meanwhile, gold rose from $1,142.16 an ounce on October 30 to a high of $1,292.99 at the end of the period. In our experience, this kind of volatility is an inevitable but unpredictable feature of the investment markets.

As you would expect from our past letters, we continue to be concerned about excess debt levels around the world. In January, a collapse in commodity prices and in European bank stocks and strengthening in the price of gold seemed to be signs that a necessary process of deleveraging had finally commenced. However, as global stock prices deteriorated, central banks responded with the same experimental measures—quantitative easing and zero interest rates—that they had introduced at the time of the Global Financial Crisis. While the markets responded positively, it remained unclear how central banks will extricate themselves from this cycle of trying to cure too much debt with even more debt.

In addition to the economic worries, there are now mounting political uncertainties, as well. A sizable proportion of world GDP resides in countries, including the United States, where leadership changes are impending. Here, too, we do not

First Eagle Funds : Absolute Return Fund | Semi-Annual Report | April 30, 2016

Letter from the President

attempt to predict outcomes. Rather, we strive to build portfolios durable enough to participate in the upside of rising markets while also providing some protection in distressed markets.

I thank you for your confidence and support.

Sincerely,

John P. Arnhold
President

June 2016

First Eagle Funds : Absolute Return Fund | Semi-Annual Report | April 30, 2016

Management's Discussion of Fund Performance

The net asset value ("NAV") of the Fund's Class A shares declined by -0.13% for the six months ended April 30, 2016. For the same time period, the Barclays Global Aggregate Bond Index increased by 6.09% while the Citigroup 3-Month Treasury Bill Index rose by 0.09%.

The largest contributor to performance over the period was our bar-belled bond/duration exposure represented by a 30-year Treasury bond and an Intermediate Aggregate Index total return swap. A bar-belled bond trade is represented by a combination of long-term and short-term bonds. This position accounted for 1.21 percentage points of this period's performance.

The largest detractor was our tail hedge exposure. This position subtracted
1.00 percentage points from the Fund's performance.

Joel McKoan Portfolio Manager	Michael Ning Portfolio Manager

June 2016

The performance data quoted herein represents past performance and does not guarantee future results. Market volatility can dramatically impact the fund's short-term performance. Current performance may be lower or higher than figures shown. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The commentary represents the opinion of John Arnhold and the Portfolio Management Team as of June 2016 and is subject to change based on market and other conditions. These materials are provided for informational purposes only. These opinions are not intended to be a forecast of future events, a guarantee of future results, or investment advice. The views expressed herein may change at any time subsequent of the date of issue hereof. The information provided is not to be construed as a recommendation or an offer to buy or sell or the solicitation of an offer to buy or sell any fund or security.

First Eagle Funds : Absolute Return Fund | Semi-Annual Report | April 30, 2016

Performance Chart1

	One- Month	Three- Month	One- Year	Since Inception	Inception Date
First Eagle Absolute Return Fund
Class A (FEXAX) without sales charge	0.72%	4.16%	-3.38%	-1.04%	05/14/14
with sales charge	-4.31	-1.01	-8.18	-3.61	05/14/14
Class C (FEXCX)	-0.27	2.98	-5.03	-1.75	05/14/14
Class I (FEXIX)	0.82	4.25	-3.07	-0.78	05/14/14
Barclays Global Aggregate Bond Index[2]	1.33	6.39	4.84	0.27	05/14/14
Citigroup 3-Month Treasury Bill Index[3]	0.02	0.06	0.10	0.06	05/14/14

1  The performance data quoted herein represents past performance and does not guarantee future results. Market volatility can dramatically impact the fund's short-term performance. Current performance may be lower or higher than figures shown. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The average annual returns for Class A Shares "with sales charge" of First Eagle Absolute Return Fund give effect to the deduction of the maximum sales charge of 5.00%.

2  The Barclays Global Aggregate Bond Index measures global investment grade debt from twenty-four different local currency markets. This multi-currency benchmark includes fixed-rate treasury, government-related corporate and securitized bonds from both developed and emerging market issuers. One cannot invest directly in the index.

3  The Citigroup 3-Month Treasury Bill Index is an unmanaged index that represents the performance of three-month Treasury bills. One cannot invest directly in the index.

The average annual returns for Class C Shares reflect the contingent deferred sales charge (CDSC) of 1.00% which pertains to the first year or less of investment only.

A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

Class I Shares require $1 million minimum investment and are offered without sales charge.

Expense Ratios As Stated In The Most Recent Prospectus
Total Annual Gross Operating Expense Ratios

	Class A	Class C	Class I
First Eagle Absolute Return Fund	4.73%	5.48%	4.23%

These are the Fund's operating expenses in the most recent prospectus prior to the application of fee waivers and/or expense reimbursements.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses, so that the total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, dividend expense, borrowing costs, interest expense relating to short sales and extraordinary expenses) of Class A, Class C and Class I shares do not exceed 1.35%, 2.10% and 1.10%, respectively, through the

First Eagle Funds : Absolute Return Fund | Semi-Annual Report | April 30, 2016

Performance Chart

date that is one calendar year after the shares of the Fund are made available for purchase by the general public (the "Fee Waiver and Expense Reimbursement Agreement''). The Fee Waiver and Expense Reimbursement Agreement may be terminated before its expiration only by a decision of the Board of Trustees. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, provided that such recoupment would not cause the Fund to exceed the Fund's operating expense limit in effect at the time of either the recoupment (if any) or the waiver/reimbursement.

The expense ratios presented as of October 31, 2015 may differ from corresponding ratios shown elsewhere in this report because of differing time periods (and/or, if applicable, because these expense ratios do not include expense credits or waivers).

The Fund is a non-diversified fund. The Fund may invest in securities of a smaller number of issuers or deal with a smaller number of counterparties and may be more exposed to the risks associated with and developments affecting an individual issuer or counterparty than a fund that invests more widely, which may, therefore, have greater impact on the Fund's performance.

The Fund has only a limited operating history and there can be no assurance that the fund will grow or maintain an economically viable size.

The Fund's investment in fixed income instruments like bonds are subject to interest-rate risk and can lose principal value when interest rates rise. Bonds and other fixed income instruments are also subject to credit risk, in which the issuer may fail to pay interest or principal in a timely manner or that changes in an issuer's credit rating or the market's negative perception of an issuer's ability to make such payments may cause the price of that bond to decline. The Fund may invest in debt instruments that are below investment grade, i.e., "junk bonds," which are considered speculative, and may be subject to greater levels of interest rate, credit (including issuer default) and liquidity risk than investment grade securities and may be subject to greater volatility. Swaps may also be less liquid. Holding less liquid securities restricts or otherwise limits the ability for the Fund to freely dispose of its investments for specific periods of time. The Fund might not be able to sell less liquid securities at its desired price or time.

Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity, regulatory and natural conditions.

There are risks associated with investing in funds that invest in securities of foreign countries, such as erratic market conditions, economic and political instability and fluctuations in currency exchange rates.

Shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of any investment companies the Fund invests in.

Futures contracts, forward contracts, swaps and certain other derivatives may provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage in an effort to increase its returns, the Fund has the risk of magnified capital losses. The net asset value of the Fund employing leverage of any kind may be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest. Short selling may result in losses if the securities appreciate in value.

Futures contracts, swap contracts or other "derivatives," including hedging strategies, present risks related to their significant price volatility and involve the risk of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Swap agreements involve special risks because they may be difficult to value, are highly susceptible to liquidity and credit risk.

The Fund may purchase instruments designed to mitigate tail event risk. These instruments involve a high degree of risk. The type, frequency and severity of tail events are difficult to predict or model, and securities or instruments related to the occurrence or non-occurrence of tail events cannot be guaranteed to perform.

First Eagle Funds : Absolute Return Fund | Semi-Annual Report | April 30, 2016

Performance Chart

An "opportunistic" or event driven investment approach carries the risk that the event (sometimes called a catalyst) required to create value in a particular investment occurs later than expected, does not occur at all, or does not have the desired effect on the market price of investment.

The Fund is subject to certain other risks. Please see the current prospectus for more information regarding the risks associated with an investment in the Fund.

First Eagle Funds : Absolute Return Fund | Semi-Annual Report | April 30, 2016

First Eagle Absolute Return Fund

Fund Overview

Data as of April 30, 2016 (unaudited)

Investment Objective

The First Eagle Absolute Return Fund seeks long-term absolute returns.

Average Annual Returns (%)			One- Year	Since Inception (05/14/14)
First Eagle Absolute Return Fund	Class A	without sales load	-3.38	-1.04
		with sales load	-8.18	-3.61
Barclays Capital Global Aggregate Bond Index			4.84	0.27
Citigroup 3-Month Treasury Bill Index			0.10	0.06

Asset Allocation* (%)

*  Asset Allocation percentages are based on total investments in the portfolio.

The Fund's portfolio composition is subject to change at any time.

First Eagle Funds : Absolute Return Fund | Semi-Annual Report | April 30, 2016

Growth of a $10,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

The average annual returns for Class A Shares give effect to the deduction of the maximum sales charge of 5.00%.

The Citigroup 3M Treasury Bill Index is an unmanaged index that represents the performance of three-month Treasury Bills. One cannot invest directly in the index. The Barclays Global Aggregate Bond Index measures global investment grade debt from twenty-four differnct local currency markets. This multi-currency benchmark includes fixed-rate treasury, government-related, corporate and securitized bonds from both developed and emerging market issuers. One cannot invest directly in the index.

Top Holdings* (%)

SPDR S&P 500 ETF Trust	29.11
Vanguard Total Bond Market ETF	16.21
U.S. Treasury Bond	9.17
U.S. Treasury Inflation Indexed Bond	6.83
PowerShares DB Commodity Index Tracking Fund	4.82
Financial Select Sector SPDR Fund	3.72
iShares MSCI EAFE ETF	1.78
Vanguard FTSE All-World ex-US ETF	1.72
iShares China Large-Cap ETF	1.34
Total	74.70

*  Holdings in cash, commercial paper and other short term cash equivalents have been excluded.

Percentages are based on total net assets.

First Eagle Funds : Absolute Return Fund | Semi-Annual Report | April 30, 2016

First Eagle Absolute Return Fund | Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
Exchange Traded Funds — 58.70%
40,000	Financial Select Sector SPDR Fund	$1,003,916	$932,400
10,000	iShares China Large-Cap ETF	487,401	335,300
7,650	iShares MSCI EAFE ETF	500,844	446,989
83,000	PowerShares DB Commodity Index Tracking Fund (a)	2,179,450	1,210,140
35,400	SPDR S&P 500 ETF Trust	7,023,739	7,303,020
9,800	Vanguard FTSE All-World ex-US ETF	499,742	431,788
49,000	Vanguard Total Bond Market ETF	4,013,075	4,065,530
Total Exchange Traded Funds		15,708,167	14,725,167
Investment Company — 23.09%
5,791,257	State Street Institutional U.S. Government Money Market Fund, Premier Class	5,791,257	5,791,257
Principal
U.S. Bonds — 16.00%
Government Obligations 16.00%
$2,000,000	U.S. Treasury Bond 3.375% due 05/15/44	1,996,512	2,298,672
1,526,040	U.S. Treasury Inflation Indexed Bond 1.375% due 02/15/44 (b)	1,609,156	1,714,172
Total U.S. Bonds		3,605,668	4,012,844
Total Investments — 97.79% (Cost: $25,105,092)			24,529,268
Other Assets in Excess of Liabilities — 2.21%			553,731
Net Assets — 100.00%			$25,082,999

(a)  Non-income producing security/commodity.

(b)  Inflation protected security.

At April 30, 2016, cost is substantially identical for both book and federal income tax purposes. Net unrealized depreciation consisted of:

Gross unrealized appreciation	$738,912
Gross unrealized depreciation	(1,314,736)
Net unrealized depreciation	$(575,824)

Abbreviations used in this schedule include:

DB  — Deutsche Bank AG

EAFE  — Europe, Australasia, and Far East Stock Index

ETF  — Exchange Traded Fund

FTSE  — Financial Times Stock Exchange

MSCI  — Morgan Stanley Capital International

S&P 500  — Standard & Poor's 500

SPDR  — Standard & Poor's Depository Receipts

First Eagle Funds : Absolute Return Fund | Semi-Annual Report | April 30, 2016

First Eagle Absolute Return Fund | Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Centrally Cleared Credit Default Swaps:

Clearing Broker	Exchange	Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread	Termination Date	Notional Amount	Upfront fees paid/ (received)	Market Value	Unrealized Appreciation
Buy Protection:
Morgan Stanley & Co., LLC	CME	Markit CDX North American High Yield Series 24 5 Year Index	(5.00)%	1.05%	06/20/20	$1,980,000	$(120,095)	$(111,113)	$8,982
Morgan Stanley & Co., LLC	ICE	Markit CDX North American High Yield Series 24 5 Year Index	(5.00)%	1.05%	06/20/20	990,000	(59,412)	(55,556)	3,856
						$2,970,000	$(179,507)	$(166,669)	$12,838
Sell Protection:
Morgan Stanley & Co., LLC	ICE	Markit CDX North American Investment Grade Series 26 5 Year Index	1.00%	0.78%	06/20/21	$12,000,000	$113,619	$143,177	$29,558
Total						$14,970,000	$(65,888)	$(23,492)	$42,396

Over-the-Counter Credit Default Swaps:

Counterparty	Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread	Termination Date	Notional Amount		Upfront fees paid/ (received)	Market Value	Unrealized Depreciation	Credit Rating of Referenced Obligation
Buy Protection:
Goldman Sachs International	Markit iTraxx Europe Series 24 5 Year Index	(1.00)%	0.73%	12/20/20	EUR	10,000,000	$(186,925)	$(362,601)	$(175,676)	NR

Over-the-Counter Total Return Swaps:

		Rate Type
Counterparty	Referenced Index	Payment made by Fund	Payment received by Fund	Termination Date	Notional Amount	Unrealized Appreciation
Barclays Bank PLC	Barclays US Aggregate Index	1-Month LIBOR+ 18BPS	Index Return	05/01/16	$10,000,000	$19,822

First Eagle Funds : Absolute Return Fund | Semi-Annual Report | April 30, 2016

First Eagle Absolute Return Fund | Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Over-the-Counter Interest Rate Swaps:

Counterparty	Floating Rate Index	Fixed Rate (Pay) Receive	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Goldman Sachs International	6-Month BBSW	(2.85)%	06/12/20	AUD	2,000,000	$(36,913)
Goldman Sachs International	3-Month FRA	3.62	06/15/20	NZD	2,200,000	86,884
Total						$49,971

Abbreviations used in this schedule include:

BBSW  — Bank Bill Swap Rate

CDX  — Credit Default Swap Index

CME  — Chicago Mercantile Exchange

FRA  — Forward Rate Agreement

ICE  — Intercontinental Exchange

LIBOR  — London Interbank Offered Rate

NR  — Not rated

Currencies

AUD  — Australian Dollar

EUR  — Euro

NZD  — New Zealand Dollar

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Exchange Traded Funds	58.70%
Investment Company	23.09
U.S. Bonds Government Issues	16.00
Total U.S. Bonds	16.00
Total Investments	97.79%

See Notes to Financial Statements.

First Eagle Funds : Absolute Return Fund | Semi-Annual Report | April 30, 2016

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Statement of Assets and Liabilities  April 30, 2016 (unaudited)

First Eagle Absolute Return
Assets
Investments, at Cost (Note 1)
Unaffiliated issuers	$25,105,092
Foreign currency	189,316
Total Investments, at Cost	25,294,408
Investments, at Value (Note 1)
Unaffiliated issuers	24,529,268
Foreign currency	192,040
Total Investments, at Value	24,721,308
Restricted cash*	370,000
Due from broker	388,273
Reimbursement from Adviser	2,466
Accrued interest and dividends receivable	37,071
Unrealized appreciation on open swap agreements (Note 1)	106,706
Investment for trustee deferred compensation plan (Note 2)	320
Other assets	6,597
Total Assets	25,632,741
Liabilities
Variation margin on open swap agreements (Note 1)	23,492
Distribution fees payable (Note 3)	82
Services fees payable (Note 3)	21
Premium received on open swap agreements (Note 1)	186,925
Unrealized depreciation on open swap agreements (Note 1)	212,589
Trustee deferred compensation plan (Note 2)	320
Administrative fees payable (Note 2)	1,026
Trustee fees payable	562
Accrued expenses and other liabilities	124,725
Total Liabilities	549,742
Net Assets	$25,082,999
Net Assets Consist of
Capital stock (par value, $0.001 per share)	$2,556
Capital surplus	25,542,713
Net unrealized appreciation (depreciation) on:
Investments	(575,824)
Swap agreements	(63,487)
Foreign currency and forward contract related translation	3,116
Undistributed net realized gains on investments	202,026
Accumulated net investment loss	(28,101)
Net Assets	$25,082,999

* The amount of $370,000 represents restricted cash used as collateral for derivatives.

First Eagle Funds : Absolute Return Fund | Semi-Annual Report | April 30, 2016

Statement of Assets and Liabilities (continued)

First Eagle Absolute Return
Class A
Net assets	$100,256
Shares outstanding	10,267
Net asset value per share and redemption proceeds per share(1)	$9.76
Offering price per share (NAV per share plus maximum sales charge)(2)	$10.27
Class C
Net assets	$100,305
Shares outstanding	10,384
Net asset value per share	$9.66
Redemption proceeds per share (NAV per share less maximum contingent deferred sale charge)(3)	$9.56
Class I
Net assets	$24,882,438
Shares outstanding	2,535,787
Net asset value per share and redemption proceeds per share	$9.81

(1)  A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

(2)  The maximum sales charge is 5.00% for Class A shares. Classes C and I have no front-end sales charges.

(3)  The maximum contingent deferred sales charge (CDSC) is 1.00% for Class C shares, which is charged on the lesser of the offering price or the net asset value at the time of sale by shareholder. This pertains to investments of one year or less.

  See Notes to Financial Statements.

First Eagle Funds : Absolute Return Fund | Semi-Annual Report | April 30, 2016

Statement of Operations  April 30, 2016 (unaudited)

First Eagle Absolute Return
Investment Income
Interest	$33,687
Dividends	163,441
Other Income	87
Total Income	197,215
Expenses
Investment advisory fees (Note 2)	103,328
Administrative costs (Note 2)	6,078
Distribution fees (Note 3)
Class A	122
Class C	364
Service fees - Class C (Note 3)	121
Custodian and accounting fees	45,436
Professional fees	88,544
Shareholder reporting fees	2,548
Trustees' fees	498
Registration and filing fees	182
Other Expenses	7,720
Total Expenses	254,941
Expense Waiver	(120,614)
Net Expenses	134,327
Net Investment Income (Note 1)	62,888
Realized and Unrealized Gains (Losses) on Investments, Swap Agreements, Written Options and Foreign Currency Related Transactions (Note 1)
Net realized gains (losses) from:
Investment transactions	95,298
Swap agreements	178,552
Foreign currency and forward contract related transactions	2,761
Written options	(259,850)
16,761
Changes in unrealized appreciation (depreciation) of:
Investment transactions	91,433
Swap agreements	(126,442)
Foreign currency and forward contract related translation	2,710
Written options	6,463
(25,836)
Net realized and unrealized (losses) on investments, swap agreements, foreign currency and forward contract related transactions and written options	(9,075)
Net Increase in Net Assets Resulting from Operations	$53,813

See Notes to Financial Statements.

First Eagle Funds : Absolute Return Fund | Semi-Annual Report | April 30, 2016

Statements of Changes in Net Assets

	First Eagle Absolute Return
	Six-Months Ended April 30, 2016 (unaudited)	Year Ended October 31, 2015
Operations
Net investment income	$62,888	$8,851
Net realized gain from investments, swap agreements, written options and foreign currency related transactions	16,761	177,889
Change in unrealized appreciation (depreciation) of investments, swap agreements, written options and foreign currency related transactions	(25,836)	(869,660)
Net increase (decrease) in net assets resulting from operations	53,813	(682,920)
Distribution to Shareholders
Dividends paid from net investment income
Class A	(370)	—
Class I	(93,824)	—
Decrease in net assets resulting from distributions	(94,194)	—
Fund Share Transactions (Note 6)
Net proceeds from shares sold	25,000,000	—
Cost of shares redeemed	(24,448,100)	—
Increase in net assets from Fund share transactions	551,900	—
Net increase (decrease) in net assets	511,519	(682,920)
Net Assets (Note 1)
Beginning of period	24,571,480	25,254,400
End of period	$25,082,999	$24,571,480
Undistributed net investment income (loss)	$(28,101)	$3,205

See Notes to Financial Statements.

First Eagle Funds : Absolute Return Fund | Semi-Annual Report | April 30, 2016

First Eagle Absolute Return Fund

Financial Highlights

	Six-Months Ended April 30, 2016 (unaudited)						Year Ended October 31, 2015
	Class A		Class C		Class I		Class A		Class C		Class I
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value, beginning of period ($)	9.79		9.69		9.83		10.09		10.06		10.10
Income (loss) from investment operations:
Net investment income (loss) ($)	0.01		-0.02		0.02		-0.02		-0.10		-0.00	^^
Net realized and unrealized gains (losses) on investments	-0.00	^^	-0.01		-0.00	^^	-0.28		-0.27		-0.27
Total income (loss) from investment operations	0.01		-0.03		0.02		-0.30		-0.37		-0.27
Less distributions:
Dividends from net investment income ($)	-0.04		—		-0.04		—		—		—
Net asset value, end of period ($)	9.76		9.66		9.81		9.79		9.69		9.83
Total Return(c) (%)	-0.13	(a)	-0.41	(a)	-0.02	(a)	-2.97		-3.68		-2.67
Ratios and supplemental data
Net assets, end of period (thousands) ($)	100		100		24,882		98		97		24,377
Ratio of operating expenses to average net assets including fee waivers and reimbursements (%)	1.35	(b)	2.10	(b)	1.10	(b)	1.22	(e)	1.97	(e)	0.97	(e)
Ratio of operating expenses to average net assets excluding fee waivers and reimbursements (%)	2.34	(b)	3.09	(b)	2.09	(b)	4.60		5.35		4.10
Ratio of net investment income to average net assets including fee waivers and reimbursements (%)	0.27	(b)	-0.48	(b)	0.52	(b)	-0.21		-0.96		0.04
Ratio of net investment income to average net assets excluding fee waivers and reimbursements (%)	-0.72	(b)	-1.47	(b)	-0.47	(b)	-3.59		-4.34		-3.09
Portfolio turnover rate (%)	—	(a)	—	(a)	—	(a)	50.14		50.14		50.14

^  Commencement of investment operations

*  Per share amounts have been calculated using the average shares method.

^^  Amount is less than 0.005.

(a)  Not Annualized

(b)  Annualized

(c)  Does not take into account the sales charge of 5.00% for Class A and the contingent deferred sales charge (CDSC) of 1.00% for Class C shares. A CDSC of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

(d)  Certain non-recurring expenses incurred by the Fund were not annualized for the period ended October 31, 2014.

(e)  The impact of a voluntary expense waiver reimbursement is 0.13% for all classes. If excluded, the expense ratios would have been 1.35%, 2.10% and 1.10% for Class A, C and I, respectively.

  See Notes to Financial Statements.

First Eagle Funds : Absolute Return Fund | Semi-Annual Report | April 30, 2016

	Period May 14, 2014^ to October 31, 2014
	Class A		Class C		Class I
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value, beginning of period ($)	10.00		10.00		10.00
Income (loss) from investment operations:
Net investment income (loss) ($)	-0.02		-0.06		-0.01
Net realized and unrealized gains (losses) on investments	0.11		0.12		0.11
Total income (loss) from investment operations	0.09		0.06		0.10
Less distributions:
Dividends from net investment income ($)	—		—		—
Net asset value, end of period ($)	10.09		10.06		10.10
Total Return(c) (%)	0.90	(a)	0.60	(a)	1.00	(a)
Ratios and supplemental data
Net assets, end of period (thousands) ($)	101		101		25,053
Ratio of operating expenses to average net assets including fee waivers and reimbursements (%)	1.35	(b)(d)	2.10	(b)(d)	1.10	(b)(d)
Ratio of operating expenses to average net assets excluding fee waivers and reimbursements (%)	3.53	(b)(d)	4.27	(b)(d)	3.28	(b)(d)
Ratio of net investment income to average net assets including fee waivers and reimbursements (%)	-0.45	(b)(d)	-1.20	(b)(d)	-0.20	(b)(d)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements (%)	-2.63	(b)(d)	-3.37	(b)(d)	-2.38	(b)(d)
Portfolio turnover rate (%)	9.77	(a)	9.77	(a)	9.77	(a)

First Eagle Funds : Absolute Return Fund | Semi-Annual Report | April 30, 2016

Notes to Financial Statements

Note 1 — Significant Accounting Policies

First Eagle Absolute Return Fund (the "Fund"), is an open-end management investment company registered under the Investment Company Act of 1940, as amended ("1940 Act"). The Fund is one of the portfolios in the First Eagle Funds (the "Trust" or "Funds"). The Trust consists of eight separate portfolios, First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Yield Fund, First Eagle Fund of America and First Eagle Absolute Return Fund. The Trust is a Delaware statutory trust. Information about the other First Eagle Funds are described in a Prospectus and Annual Report separate from that for the Fund discussed here. The Fund seeks long-term absolute returns and is a non-diversified mutual fund. An "absolute" return refers to a return on investment that is evaluated on its own merits and not by reference to a benchmark or other similar "relative" return. The Fund commenced operations on May 14, 2014. The Fund is not yet available for sale to the general public.

First Eagle Investment Management, LLC (the "Adviser"), a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"), manages the Fund. Private equity funds managed by The Blackstone Group, LP and Corsair Capital LLC and certain co-investors own a controlling interest in First Eagle Holdings.

The following is a summary of significant accounting policies adhered to by the Fund. The Fund is an investment company and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946—Investment Companies, which is part of U.S. generally accepted accounting principles ("GAAP").

a)  Investment valuation — The Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange ("NYSE") is open for trading. The net asset value per share is computed by dividing the total current value of the assets of the Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security (including an option), other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is generally valued at the price of the last sale on the exchange as of the close of business on the date on which assets are valued. If there are no sales on such date, such portfolio investment will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security traded on the NASDAQ, in which case it is valued at its last sale price (or, if available, the NASDAQ Official Closing Price).

Prior to December 31, 2015, all bonds, whether listed on an exchange or traded in the over-the-counter market, for which market quotations were readily available were valued at the mean between the bid and ask prices provided by an approved pricing service, or received from

First Eagle Funds : Absolute Return Fund | Semi-Annual Report | April 30, 2016

Notes to Financial Statements

dealers in the over-the-counter market in the United States or abroad. Effective December 31, 2015, all bonds, whether listed on an exchange or traded in the over-counter-market, for which market quotations are readily available, are generally priced at the evaluated bid price. Broker-Dealers or pricing services use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Between December 15, 2014 and December 31, 2015, short-term investments, maturing in sixty days or less, were valued at market price; prior to December 15, 2014, they were valued at amortized cost. Effective December 31, 2015, short-term investments, maturing in sixty days or less, are valued at evaluated bid prices.

The 4:00 p.m. E.S.T. exchange rates are used to convert foreign security prices into U.S. dollars.

Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the relevant quotation on the primary exchange or market on which they are traded. In the absence of such a quotation, a security may be valued at the last quoted sales price on the most active exchange or market. The Fund uses pricing services to identify the market prices of publicly traded securities in their portfolios. When market prices are determined to be "stale" as a result of limited market activity for a particular holding, or in other circumstances when market prices are unavailable, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be "fair valued" in accordance with procedures approved by the Board of Trustees ("Board"). Additionally, with respect to foreign holdings, specifically in circumstances leading the Adviser to believe that significant events occurring after the close of a foreign market have materially affected the value of a Fund's holdings in that market, such holdings may be fair valued to reflect the events in accordance with procedures approved by the Board. The determination of whether a particular foreign investment should be fair valued will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets and security-specific events. The values assigned to a Fund's holdings therefore may differ on occasion from reported market values.

Swaps and other derivatives are valued daily, primarily using independent pricing services, and their independent pricing models using market inputs.

The Fund adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in GAAP and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

First Eagle Funds : Absolute Return Fund | Semi-Annual Report | April 30, 2016

Notes to Financial Statements

The Fund discloses the fair value of their investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Other significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments).

The significant unobservable inputs that may be used in determining valuations for investments identified within Level 3 are market comparables and the enterprise value of a company. Indications of value and quotations may be observable at any given time, but are currently treated by the Fund as unobservable. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability, probability of insolvency and probability of default may decrease (increase) the fair value measurement.

Fair valuation of securities, other financial investments or other assets (collectively, "securities") held by the Fund shall be determined in good faith under the supervision and responsibility of the Board. The Board has created a Board Valuation Committee (the "Committee") to oversee the execution of the valuation and liquidity procedures for the Fund.

It is the policy of the Fund to recognize significant transfers between Levels 1, 2 and 3 and to disclose those transfers as of the date of the underlying event which caused the movement.

The following is a summary of the Fund's inputs used to value the Fund's investments as of April 30, 2016:

Description	Level 1	Level 2	Level 3	Total
Assets:†
Exchange-Traded Funds	$14,725,167	$—	$—	$14,725,167
Investment Company	5,791,257	—	—	5,791,257
U.S. Bonds	—	4,012,844	—	4,012,844
Centrally Cleared Credit Default Swaps*	—	42,396	—	42,396
Over-the-Counter Total Return Swaps	—	19,822	—	19,822
Over-the-Counter Interest Rate Swaps	—	86,884	—	86,884
Total	$20,516,424	$4,161,946	$—	$24,678,370

First Eagle Funds : Absolute Return Fund | Semi-Annual Report | April 30, 2016

Notes to Financial Statements

Description	Level 1	Level 2	Level 3	Total
Liabilities:
Over-the-Counter Credit Default Swaps	$—	$175,676	$—	$175,676
Over-the-Counter Interest Rate Swaps	—	36,913	—	36,913
Total	$—	$212,589	$—	$212,589

†  See Schedule of Investments for additional detailed categorizations.

*  This amount represents the cumulative appreciation (depreciation) as reported in the Schedule of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

  For the six-month period ended April 30, 2016, there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

b)  Investment transactions and income — Investment transactions are accounted for on a trade date basis. The specific identification method is used in determining realized gains and losses from investment transactions. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. In computing investment income, the Fund accretes discounts and amortizes premiums on debt obligations using the effective yield method. Investment income is allocated to the Fund's share class in proportion to its relative net assets. Payments received from certain investments held by the Fund may be comprised of dividends, capital gains and return of capital. The Fund originally estimates the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of information from the issuer.

c)  Expenses — Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all Funds may be allocated to each Fund in proportion to its relative net assets. Certain expenses are shared with the First Eagle Funds and the First Eagle Variable Fund, an affiliated fund group. Such costs are generally allocated using the ratio of the Fund's average daily net assets relative to the total average daily net assets of the First Eagle Funds and the First Eagle Variable Fund. Earnings credits may reduce shareholder servicing agent fees by the amount of interest earned on balances with such service provider.

d)  Exchange Traded Funds — The Fund may invest in ETFs, which are investment companies or special purpose trusts whose primary objective is to achieve the same rate of return as a particular market index or commodity while trading throughout the day on an exchange. Most ETF shares are sold initially in the primary market in units of 50,000 or more ("creation units"). A creation unit represents a bundle of securities (or other assets) that replicates, or is a representative sample of, the ETF's holdings and that is deposited with the ETF. Once owned, the individual shares comprising each creation unit are traded on an exchange in secondary market transactions for cash. The secondary market for ETF shares allows them to be readily converted into cash, like commonly traded stocks. The combination of primary and secondary markets permits ETF shares to be traded throughout the day close to the value of the ETF's underlying holdings. The Fund would purchase and sell individual shares of ETFs in the secondary market. These secondary market transactions require the payment of commissions.

First Eagle Funds : Absolute Return Fund | Semi-Annual Report | April 30, 2016

Notes to Financial Statements

Furthermore, there may be times when the exchange halts trading, in which case the Fund owning ETF shares would be unable to sell them until trading is resumed. In addition, because ETFs often invest in a portfolio of common stocks and "track" a designated index, an overall decline in stocks comprising an ETF's benchmark index could have a greater impact on the ETF and investors than might be the case in an investment company with a more widely diversified portfolio. Losses could also occur if the ETF is unable to replicate the performance of the chosen benchmark index. ETFs tracking the return of a particular commodity (e.g., gold or oil) are exposed to the volatility and other financial risks relating to commodities investments.

Other risks associated with ETFs include the possibility that: (i) an ETF's distributions may decline if the issuers of the ETF's portfolio securities fail to continue to pay dividends; and (ii) under certain circumstances, an ETF could be terminated. Should termination occur, the ETF could have to liquidate its portfolio when the prices for those assets are falling. In addition, inadequate or irregularly provided information about an ETF or its investments, because ETFs are passively managed, could expose investors in ETFs to unknown risks.

e)  Options — For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, the Fund may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, or use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

First Eagle Funds : Absolute Return Fund | Semi-Annual Report | April 30, 2016

Notes to Financial Statements

The Fund may be required to segregate assets to cover its obligation under option contracts through posting collateral to the Fund's custodian according to the tri-party agreement.

For the six-month period ended April 30, 2016, the Fund held purchased options and written options for hedging and non-hedging purposes.

For the six-month period ended April 30, 2016, the Fund had the following options transactions:

Written Options	Number of Contracts	Premium Received
Options outstanding at October 31, 2015	300	$83,537
Options written	300	155,537
Options assigned	0	0
Options expired/closed	(600)	(239,074)
Options outstanding at April 30, 2016	0	$0
Purchased Options	Number of Contracts	Cost
Options outstanding at October 31, 2015	600	$69,925
Options purchased	600	135,925
Options closed	(1,200)	(205,850)
Options outstanding at April 30, 2016	0	$0

As of April 30, 2016, there was no cash segregated for options collateral.

Outstanding contracts at period-end are indicative of the volume of activity during the period.

At April 30, 2016, the Fund had the following options grouped into appropriate risk categories illustrated below:

	Gain or (Loss) Derivative Recognized in Income
Risk Type	Realized Gain (Loss)(1)	Change in Appreciation (Depreciation)(2)
Equity — Written options	$(259,850)	$6,463
Equity — Purchased options	95,300	3,925

(1)  Statement of Operations location: Net realized gains (losses) from Written options & Investment transactions.

(2)  Statement of Operations location: Changes in unrealized appreciation (depreciation) of Written options & Investment transactions.

f)  Swaps — The Fund may enter into swaps to hedge its exposure to interest rates, credit risk, or currencies. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures, including by making direct investments in foreign currencies, or in order

First Eagle Funds : Absolute Return Fund | Semi-Annual Report | April 30, 2016

Notes to Financial Statements

to take a "long" or "short" position with respect to an underlying referenced asset described below under "Total Return Swaps". A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap. The purchase of a cap entitles the purchaser, to the extent that a specified index or other underlying financial measure exceeds a predetermined value on a predetermined date or dates, to receive payments on a notional principal amount from the party selling the cap. The purchase of a floor entitles the purchaser, to the extent that a specified index or other underlying financial measure falls below a predetermined value on a predetermined date or dates, to receive payments on a notional principal amount from the party selling the floor. A collar combines elements of a cap and a floor.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund's custodian according to the tri-party agreement to cover the Fund's exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the Statement of Assets and Liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the Statement of Operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

In order to better define its contractual rights and to secure rights that may help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement and Credit Support Annex ("ISDA Master Agreement") or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter ("OTC") derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically

First Eagle Funds : Absolute Return Fund | Semi-Annual Report | April 30, 2016

Notes to Financial Statements

permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Asset and Liabilities.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants ("FCMs") that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the FCM and the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential of counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded swaps is generally less than privately negotiated swaps, since the clearinghouse, which is the issuer or counterparty to each exchange-traded swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

For OTC swaps, collateral may be posted initially by one party to the swap to the custodian according to the tri-party agreement, and additional collateral may be transferred periodically as the fair value of the swap becomes more favorable to one party and less favorable to the counterparty. The fair value of OTC derivative instruments, collateral received or pledged and net exposure by counterparty as of period end, is disclosed in the subsequent table.

Credit Default Swap

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection ("Buy Contract") or provide credit protection ("Sale Contract") on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will

First Eagle Funds : Absolute Return Fund | Semi-Annual Report | April 30, 2016

Notes to Financial Statements

either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the "Maximum Payout Amount") and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the Maximum Payout Amount less the recovery value of the referenced obligation.

In either case, the amount paid or received by the Portfolio under the credit default swap will need to take into consideration any upfront premium received or paid, as the case may be. As of April 30, 2016, the Fund had no Buy Contracts and Sales Contracts outstanding with respect to the same referenced obligation and same counterparty.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

For the six-month period ended April 30, 2016, the Fund held credit default swaps for hedging and non-hedging purposes.

Implied credit spreads utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/ selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation's credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the referenced obligation.

At April 30, 2016, the Fund had Sale Contracts outstanding with Maximum Payout Amounts aggregating $12,000,000, with net unrealized appreciation of $29,558, and terms of less than 5 years, as reflected in the Schedule of Investments.

Total Return Swaps

The Fund may enter into total return swaps in order to take a "long" or "short" position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involved commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

First Eagle Funds : Absolute Return Fund | Semi-Annual Report | April 30, 2016

Notes to Financial Statements

Interest Rate Swap Contracts

The Fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates, and to hedge prepayment risk. The Fund may be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Interest rate swap contracts may be purchased or sold with upfront premium payments which will be recorded as realized gains or losses at the closing of the contract. Payments related to these swap contracts will accrue based on the terms of the particular contract. The Fund's maximum risk of loss from counterparty risk is the fair value of the contract, which may be, in some cases, mitigated by entering into a master netting arrangement with the counterparty.

For the six-month period ended April 30, 2016, the Fund held interest rate swaps for hedging and non-hedging purposes.

At April 30, 2016, the Fund had the following swaps grouped into appropriate risk categories illustrated below:

				Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value(1)		Liability Derivative Fair Value(2)	Realized Gain (Loss)(3)	Change in Appreciation (Depreciation)(4)
OTC Credit Default Swap agreement-Credit Risk	$—		$175,676	$(31,940)	$(192,818)
Centrally Cleared Credit Default Swap agreements-Credit Risk	42,396	(a)	—	12,108	(9,591)
OTC Interest Rate Swap agreements-Interest Rate Risk	86,884		36,913	1,554	33,682
OTC Total Return Swap agreement-Equity Risk	19,822		—	196,830	42,285

(1)  Statement of Assets and Liabilities location: Unrealized appreciation on open swap agreements.

(2)  Statement of Assets and Liabilities location: Unrealized depreciation on open swap agreements.

(3)  Statement of Operations location: Net realized gains (losses) from swap agreements.

(4)  Statement of Operations location: Changes in unrealized appreciation (depreciation) of swap agreements.

(a)  This amount represents the cumulative appreciation (depreciation) as reported in the Schedule of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

First Eagle Funds : Absolute Return Fund | Semi-Annual Report | April 30, 2016

Notes to Financial Statements

The following tables present the Fund's gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Fund as of April 30, 2016:

Counterparty	Gross Amounts of Assets Presented in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount (Not Less Than $0)
Barclays Bank PLC	$19,822	$—	$—	$19,822
Goldman Sachs International	86,884	(86,884)	—	0
	$106,706	$(86,884)	$—	$19,822
Counterparty	Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount (Not Less Than $0)
Goldman Sachs International	$212,589	$(86,884)	$—	$125,705

Currency Transactions

To manage its exposure to foreign currencies, the Fund may engage in foreign currency exchange transactions, including purchasing and selling foreign currency, foreign currency options, foreign currency forward contracts and foreign currency futures contracts and related options. In addition, the Fund may engage in these transactions for the purpose of increasing its return. Foreign currency transactions involve costs, and, if unsuccessful, may reduce the Fund's return.

Generally, the Fund may engage in both "transaction hedging" and "position hedging." The Fund may also engage in foreign currency transactions for non-hedging purposes, subject to applicable law. When it engages in transaction hedging, the Fund enters into foreign currency transactions with respect to specific receivables or payables, generally arising in connection with the purchase or sale of portfolio securities. The Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the Fund will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is earned, and the date on which such payments are made or received. The Fund may also engage in position hedging to protect against a decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of the currency in which securities the Fund intends to buy are denominated or quoted). The Fund's currency hedging transactions may call for the

First Eagle Funds : Absolute Return Fund | Semi-Annual Report | April 30, 2016

Notes to Financial Statements

delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. The Adviser may engage in such "cross hedging" activities when it believes that such transactions provide significant hedging opportunities for the Fund. Cross hedging transactions by the Fund involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they involve costs to the Fund and tend to limit any potential gain which might result from the increase in value of such currency.

The Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency or for other hedging or non-hedging purposes. The Fund may also purchase or sell exchange-listed and over the-counter call and put options on foreign currency futures contracts and on foreign currencies. Foreign currency options are traded primarily in the over-the-counter market, although options on foreign currencies are also listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the euro, the joint currency of most countries in the European Union. The Fund will only purchase or write foreign currency options when the Adviser believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies may be affected by all of those factors which influence foreign exchange rates and investments generally. Similarly, the Fund may also engage in currency exchange transactions through a forward currency exchange contract ("Forward Contract"). A Forward Contract is an agreement to purchase or sell a specified currency at a specified future date (or within a specified time period) at a price set at the time of the contract. Forward Contracts are usually entered into with banks and broker/dealers, are not exchange traded and are usually for less than one year.

Currency exchange transactions may involve currencies of the different countries in which the Fund may invest, and may serve as hedges against possible variations in the exchange rates between these currencies and the U.S. dollar. The Fund's currency transactions may include transaction hedging and portfolio hedging involving either specific transactions or portfolio positions.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a Forward Contract.

The Fund may also purchase or sell exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A foreign currency futures contract is a standardized exchange-traded contract for the future delivery of a specified amount of a foreign currency at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the

First Eagle Funds : Absolute Return Fund | Semi-Annual Report | April 30, 2016

Notes to Financial Statements

CFTC, such as the New York Mercantile Exchange, and have margin requirements. Although the Fund intends to purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

The value of any currency, including U.S. dollars and foreign currencies, may be affected by complex political and economic factors applicable to the issuing country.

The value of a foreign currency option, forward contract or futures contract reflects the value of an exchange rate, which in turn reflects relative values of two currencies—the U.S. dollar and the foreign currency in question. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the spread between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of foreign currency options, forward contracts and futures contracts, investors may be disadvantaged by having to deal in an odd-lot market for the underlying foreign currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of foreign currencies.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

The decision as to whether and to what extent the Fund will engage in foreign currency exchange transactions will depend on a number of factors, including prevailing market conditions, the composition of the Fund's portfolio and the availability of suitable transactions. Accordingly, there can be no assurance that the Fund will engage in foreign currency exchange transactions at any given time or from time to time.

g)  Treasury Inflation-Protected Securities — The Fund may invest in Treasury Inflation-Protected Securities ("TIPS") which are specially structured bonds in which the principal amount is adjusted to keep pace with inflation. The inflation (deflation) adjustment is

First Eagle Funds : Absolute Return Fund | Semi-Annual Report | April 30, 2016

Notes to Financial Statements

applied to the principal of each bond on a daily basis and is accounted for as interest income on the Statement of Operations. TIPS are subject to interest rate risk.

h)  United States income taxes — No provision has been made for U.S. federal income taxes since it is the intention of the Fund to distribute to shareholders all taxable net investment income and net realized gains on investments, if any, within the allowable time limit, and to comply with the provisions of the Code for a Regulated Investment Company. The Fund declares and pays such income and capital gains on an annual basis.

The Fund adopted provisions surrounding income taxes, which require the tax effects of certain tax positions to be recognized. These tax positions must meet a "more likely than not" standard that, based on their technical merits, have a more than 50% likelihood of being sustained upon examination. Management of the Trust has analyzed the Fund's tax positions taken on federal and state income tax returns for the current tax year and has concluded that no provision for income tax is required in the Fund's financial statements.

i)  Class Accounting — Investment income, common expenses and realized/unrealized gain or loss on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

j)  Use of estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

k)  Organization Costs — Total organizational costs paid in connection with the Fund's inception of shares are amortized on a straight line basis up to a maximum of 12 months from the date the Fund commenced operations. For the period ended April 30, 2016, there were no costs incurred.

Note 2 — Investment Advisory, Custody and Administration Agreements; Transactions with Related Persons

For its services, the Adviser receives, pursuant to an Investment Advisory Agreement between the Fund and the Adviser (the "Advisory Agreement") a management fee at an annual rate of 0.85% of the average daily net assets of the Fund.

The Adviser had contractually agreed to waive its management fee and/or reimburse expenses, as allowed by law, so that the total annual operating expenses (excluding certain items) of Class A, Class C and Class I shares do not exceed 1.35%, 2.10% and 1.10%, respectively, through the date that is one calendar year after the shares of the Fund were made available for purchase by the general public.

The Adviser may seek reimbursement for fees waived and other expenses paid by the Adviser pursuant to the Fee Waiver and Expense Reimbursement Agreement ("Agreement"). A recoupment payment should be payable only to the extent it can be made during the thirty-six months following the applicable period during which the Adviser waived fees or reimbursed operating expenses

First Eagle Funds : Absolute Return Fund | Semi-Annual Report | April 30, 2016

Notes to Financial Statements

under the Agreement. As of April 30, 2016, the Adviser may seek reimbursement of the remaining waived fees and reimbursed expenses as follows:

Expiration	Amount
October 31, 2017	$321,186
October 31, 2018	711,150	*
April 30, 2019	120,614

*The following amount excludes a voluntary expense waiver of $70,883, which is not subject to recoupment.

The Fund pays the Adviser a monthly administration fee that is accrued daily at an annual rate of 0.05% of the Fund's average daily net assets. For the six-month period ended April 30, 2016, the Fund has a payable to the Adviser of $1,026.

The Fund has entered into a custody agreement with State Street Bank and Trust Company ("SSB"). The custody agreement provides for an annual fee based on the amount of assets under custody plus transaction charges.

The Fund has also entered into an agreement for administration services with State Street Bank and Trust ("SSB"), pursuant to which SSB provides certain financial reporting and other administrative services. SSB, as the Fund's administrator, receives annual fees separate from and in addition to the fees it receives for its services as the Fund's custodian.

FEF Distributors, LLC, a wholly owned subsidiary of the Adviser, serves as the Fund's principal underwriter.

Included on the accompanying Statement of Assets and Liabilities of the Fund are fees that are payable to the Trustees in the amount of $562. The Trust adopted a Trustee Deferred Compensation Plan (the "Plan") which allows the eligible Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various First Eagle Funds until distribution in accordance with the Plan.

Note 3 — Plans of Distribution

Under the terms of the Distribution Plans and Agreements (the "Plans") with FEF Distributors, LLC (the "Distributor"), pursuant to the provisions of Rule 12b-1 under the 1940 Act, the Fund pays the Distributor monthly, a distribution fee with respect to Class A and Class C shares at an annual rate of up to 0.25% and 0.75%, respectively, of the Fund's average daily net assets. Under the Plans, the Distributor is obligated to use the amounts received under the Plans for payments to qualifying dealers for their assistance in the distribution of the Fund's shares and the provision of shareholder services and for other expenses such as advertising costs and the payment for the printing and distribution of prospectuses to prospective investors.

The Distributor bears distribution costs of the Fund to the extent they exceed payments received under the Plan. For the six-month period ended April 30, 2016, the distribution fee incurred by the Fund was $486.

The Distributor received an annual service fee with respect to Class C at the annual rate of 0.25% of the Fund's average daily net assets, payable monthly to cover expenses incurred by the

First Eagle Funds : Absolute Return Fund | Semi-Annual Report | April 30, 2016

Notes to Financial Statements

Distributor for providing shareholder liaison services, including assistance with subscriptions, redemptions and other shareholder questions. For the six-month period ended April 30, 2016, the service fees incurred by the Fund was $121.

Note 4 — Purchases and Sales of Securities

During the six-month period ended April 30, 2016, there were no purchases of investments, and the proceeds from sales of investments, excluding U.S. Government and short-term securities, totaled $375,000.

There were no purchases or sales of U.S. Government securities, excluding short-term securities, during the six-month period ended April 30, 2016.

Note 5 — Line of Credit

At a meeting on October 2, 2015, the Board of Trustees approved continuing a $200 million committed, unsecured line of credit (the "Credit Facility") with State Street Bank and Trust Company for the Fund and First Eagle Funds, to be utilized for temporarily financing the purchase or sale of securities for prompt delivery in the ordinary course of business or for temporarily financing the redemption of shares of the Fund at the request of shareholders and other temporary or emergency purposes. Under the Credit Facility arrangement, the Fund has agreed to pay an annual commitment fee on the unused balance, allocated pro rata, based on the relative asset size of the Fund. A portion of the commitment fees related to the line of credit are paid by the Fund and are included in other expenses in the Statement of Operations. During the six-month period ended April 30, 2016, the Fund had no borrowings under the agreement.

Note 6 — Capital Stock

At April 30, 2016, the Fund has an unlimited number of shares authorized for issuance. The Fund has the ability to issue multiple classes of shares.

Transactions in shares of capital stock were as follows:

Six-Month Period Ended April 30, 2016
	Class A	Class C	Class I
Shares sold	10,267	10,384	2,535,787
Shares issued for reinvested dividends and distributions	—	—	—
Shares redeemed	(10,000)	(10,000)	(2,480,000)
Net increase	267	384	55,787
Year Ended October 31, 2015
	Class A	Class C	Class I
Shares sold	—	—	—
Shares issued for reinvested dividends and distributions	—	—	—
Shares redeemed	—	—	—
Net increase (decrease)	—	—	—

First Eagle Funds : Absolute Return Fund | Semi-Annual Report | April 30, 2016

Notes to Financial Statements

Transactions in dollars of capital stock were as follows:

Six-Month Period Ended April 30, 2016
	Class A	Class C	Class I
Shares sold	$100,000	$100,000	$24,800,000
Shares issued for reinvested dividends and distributions	—	—	—
Shares redeemed	(97,400)	(96,300)	(24,254,400)
Net increase	$2,600	$3,700	$545,600
Year Ended October 31, 2015
	Class A	Class C	Class I
Shares sold	$—	$—	$—
Shares issued for reinvested dividends and distributions	—	—	—
Shares redeemed	—	—	—
Net increase (decrease)	$—	$—	$—

Note 7 — Indemnification and Investment Risk

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that has not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote. The Fund may have elements of risk not typically associated with investments in the United States due to their investments in foreign countries or regions. Such foreign investments may subject the Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities. The securities markets in many emerging-market countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of developed countries.

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Fund enters into derivatives which may represent off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular investment is greater than the value of such investment as reflected in the Statement of Assets and Liabilities.

Note 8 — Redemption In-Kind Transactions

The redemption in-kind policy for the Fund reserves the right of the Fund to pay redemptions in-kind (i.e., payments in the form of marketable securities or, as needed, other traded assets, rather than cash) if the redemption request is large enough to affect the Fund's operations (for

First Eagle Funds : Absolute Return Fund | Semi-Annual Report | April 30, 2016

Notes to Financial Statements

example, if it represents more than $250,000 or 1% of the Fund's assets). When receiving assets distributed in-kind, the recipient will bear applicable commissions or other costs on their sale. There were no redemptions in-kind as of April 30, 2016.

Note 9 — Subsequent Events

The Board of Trustees of the Trust approved the liquidation and dissolution of the Fund on June 9, 2016. As part of the liquidation, the Fund's assets have been converted in substantial part to cash for distribution to the Fund's shareholders. No other series of the Trust is being liquidated, and the business and affairs of the other series continue without interruption. Also, subsequent to June 9, 2016, the Adviser has agreed to pay for all dissolution and operating expenses of the Fund and no longer seek recoupment of waived fees as of that date.

First Eagle Funds : Absolute Return Fund | Semi-Annual Report | April 30, 2016

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs including front-end and contingent deferred sales charges (loads), and (2) ongoing costs, including advisory fees; distribution fees (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2015 and held for the six-months ended April 30, 2016.

Actual Expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

First Eagle Funds : Absolute Return Fund | Semi-Annual Report | April 30, 2016

Fund Expenses (unaudited)

Based on Actual Total Return(1)

	Actual Total Return without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid during the Period(3)
First Eagle Absolute Return Fund
Class A(4)	-0.13%	$1,000.00	$998.70	1.35%	$6.71
Class C(4)	-0.41	1,000.00	995.90	2.10	10.42
Class I(4)	-0.02	1,000.00	999.80	1.10	5.47

(1)  For the six-months ended April 30, 2016.

(2)  Past performance does not guarantee future results. Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charge, exchange fees or redemption fees. Had the effect of sales charges been reflected, expenses would have been higher and returns lower. Total return is not annualized, as it may not be representative of the total return for the year.

(3)  Expenses are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

(4)  Expense and performance figures reflect certain fee waivers and/or expense limitations without which returns and expenses may have been lower or higher, respectively.

First Eagle Funds : Absolute Return Fund | Semi-Annual Report | April 30, 2016

Fund Expenses (unaudited)

Hypothetical Example for Comparison Purposes

The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example relating to the Fund with the 5% hypothetical examples that appear in the shareholder reports of other funds.

This example is based on an investment of $1,000 invested on November 1, 2015 and held for the six-months ended April 30, 2016.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

First Eagle Funds : Absolute Return Fund | Semi-Annual Report | April 30, 2016

Fund Expenses (unaudited)

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid during the Period(2)
First Eagle Absolute Return Fund
Class A	5.00%	$1,000.00	$1,018.15	1.35%	$6.77
Class C	5.00	1,000.00	1,014.42	2.10	10.52
Class I	5.00	1,000.00	1,019.39	1.10	5.52

(1)  For the six-months ended April 30, 2016.

(2)  Expenses are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

First Eagle Funds : Absolute Return Fund | Semi-Annual Report | April 30, 2016

General Information

Quarterly Form N-Q portfolio schedule

The First Eagle Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's Web site at www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1.800.SEC.0330. Additionally, you may obtain copies of Forms N-Q from the Funds upon request by calling 1.800.334.2143.

Proxy voting policies, procedures and record

You may obtain (1) a description of the Funds' proxy voting policies, (2) a description of the Funds' proxy voting procedures and (3) information regarding how the Funds voted any proxies related to portfolio securities during the most recent twelve-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Funds directly at 1.800.334.2143 or on the EDGAR Database on the SEC's Web site at www.sec.gov.

First Eagle Funds : Absolute Return Fund | Semi-Annual Report | April 30, 2016

First Eagle Funds

Trustees

Lisa Anderson

John P. Arnhold

Candace K. Beinecke (Chair)

Jean-Marie Eveillard

Jean D. Hamilton

James E. Jordan

William M. Kelly

Paul J. Lawler

Officers

John P. Arnhold

President

Robert Bruno

Senior Vice President

Joseph T. Malone

Chief Financial Officer

Albert Pisano

Chief Compliance Officer

Suzan J. Afifi

Secretary & Vice President

Tricia Larkin

Treasurer

Michael Luzzatto

Vice President

Neal Ashinsky

Assistant Treasurer

Investment Adviser

First Eagle Investment Management, LLC

1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Shearman & Sterling LLP

599 Lexington Avenue
New York, NY 10022

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue
Kansas City, MO 64105

Shareholder Servicing Agent

DST Systems, Inc.

330 West 9th Street
Kansas City, MO 64105
800.334.2143

Underwriter

FEF Distributors, LLC

1345 Avenue of the Americas
New York, NY 10105

Independent Registered Public
Accounting Firm

PricewaterhouseCoopers LLP

300 Madison Avenue
New York, NY 10017

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of First Eagle Absolute Return Fund.

First Eagle Funds : Absolute Return Fund | Semi-Annual Report | April 30, 2016

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First Eagle Investment Management, LLC

1345 Avenue of the Americas, New York, NY 10105-0048

800.334.2143 www.feim.com

Item 2.                                 Code of Ethics.

The Registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer.  Copies of the code of ethics may be requested free of charge by calling 1-800-334-2143 (toll free).

Item 3.                                 Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.                                 Principal Accountant Fees and Services

Not applicable to this semi-annual report.

Item 5.                                 Audit Committee of Listed Registrants

Not applicable at this time.

Item 6.                                 Schedule of Investments.

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.                                 Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable at this time.

Item 8.                                 Portfolio Managers of Closed-End Management Investment Companies.

Not applicable at this time.

Item 9.                                 Purchases of Equity Securities by Close-End Management Investment Company and Affiliated Purchasers.

Not applicable at this time.

Item 10.                          Submission of Matters to a Vote of Security Holders.

Not applicable at this time.

Item 11.                          Controls and Procedures.

(a) In the opinion of the principal executive officer and principal financial officer, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed and are operating effectively to ensure (i) that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared; and (ii) that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                          Exhibits.

(a)(1) Not applicable to this semi-annual report.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)): Attached hereto.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Eagle Funds

By (Signature and Title)*	/s/ John P. Arnhold
John P. Arnhold, President

Date: July 6, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John P. Arnhold
John P. Arnhold, Principal Executive Officer

Date:  July 6, 2016

By (Signature and Title)*	/s/ Joseph T. Malone
Joseph T. Malone, Principal Financial Officer

Date:  July 6, 2016

*                            Print the name and title of each signing officer under his or her signature.